REVENUES	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
REVENUES
REVENUES
(a)Revenue by type
The table below summarizes our segment revenue by type of revenue for the year ended December 31, 2019:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenue by type
Revenue from contracts with customers	$28,718	$3,947	$9,643	$—	$42,308
Other revenue	104	612	8	—	724
Total revenue	$28,822	$4,559	$9,651	$—	$43,032

(b)Timing of Recognition of Revenue from Contracts with Customers
The table below summarizes our segment revenue by timing of revenue recognition for total revenue from contracts with customers for the year ended December 31, 2019:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$23,070	$1,379	$9,409	$—	$33,858
Services transferred over a period of time	5,648	2,568	234	—	8,450
Total revenue from contracts with customers	$28,718	$3,947	$9,643	$—	$42,308

(c)Lease Income
Our leases in which the partnership is a lessor are operating in nature. Total lease income from our operating leases totaled $673 million for the year ended December 31, 2019. The following table presents the undiscounted contractual earnings receivable of the partnership’s leases by expected period of receipt:

(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Operating leases	$435	$1,071	$499	$2,005
Total	$435	$1,071	$499	$2,005

(d)Remaining Performance Obligations
Business Services
In the partnership’s construction services business, backlog is defined as revenue yet to be delivered (i.e. remaining performance obligations) on construction projects that have been secured via an executed contract, work order, or letter of intent. As at December 31, 2019 our backlog of construction projects was approximately $7 billion, with the total backlog for the partnership’s construction services operations equating to approximately two years of activity.
Industrials
The partnership’s Brazilian water and wastewater services business is party to certain remaining performance obligations which have a duration of more than one year. As at December 31, 2019, the remaining performance obligations were approximately $12.2 billion, with the most significant relating to the service concession arrangements with various municipalities which have an average term of 24 years.
Infrastructure Services
The partnership’s services provider to the power generation industry had remaining backlog of approximately $9.9 billion as at December 31, 2019. Included in this amount is an estimate of expected future performance obligations related to long-term arrangements to provide fuel assemblies and associated components. The partnership expects to recognize most of this amount as revenue over the next 10 years.